Short-term debt and short-term debt from related parties (Tables)	6 Months Ended
Jun. 30, 2019
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties
in € THOUS

	June 30,	December 31,
	2019	2018
Commercial paper program	989.916	999.873
Borrowings under lines of credit	368.143	204.491
Other	72	930
Short-term debt	1.358.131	1.205.294
Short-term debt from related parties (see note 4 c)	76.700	188.900
Short-term debt and short-term debt from related parties	1.434.831	1.394.194